JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 39.6%
Fixed Income — 27.1%
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	74	588
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	75	589
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	44	393
JPMorgan High Yield Fund Class R6 Shares (a)	144	1,056
JPMorgan Income Fund Class R6 Shares (a)	81	772
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	209	2,291
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	258	2,532

Total Fixed Income		8,221

U.S. Equity — 12.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	58	3,796

TOTAL INVESTMENT COMPANIES (Cost $10,854)		12,017

EXCHANGE-TRADED FUNDS — 29.1%
Alternative Assets — 2.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	6	593

Fixed Income — 10.8%
JPMorgan High Yield Research Enhanced ETF (a)	25	1,295
JPMorgan U.S. Aggregate Bond ETF (a)	37	1,995

Total Fixed Income		3,290

International Equity — 13.0%
iShares Core MSCI Emerging Markets ETF	16	990
JPMorgan BetaBuilders International Equity ETF (a)	50	2,966

Total International Equity		3,956

U.S. Equity — 3.3%
iShares Russell 2000 ETF	2	389
iShares Russell Mid-Cap ETF	8	607

Total U.S. Equity		996

TOTAL EXCHANGE-TRADED FUNDS (Cost $7,791)		8,835

	Principal Amount ($000)
CORPORATE BONDS — 8.0%
Aerospace & Defense — 0.3%
Boeing Co. (The)
1.17%, 2/4/2023	5	5
1.43%, 2/4/2024	5	5
2.70%, 2/1/2027	32	33
3.45%, 11/1/2028	3	3
Leidos, Inc. 2.30%, 2/15/2031	11	11
Lockheed Martin Corp. 2.80%, 6/15/2050	7	7
Northrop Grumman Corp. 3.85%, 4/15/2045	7	8
Raytheon Technologies Corp. 2.25%, 7/1/2030	11	11

		83

Automobiles — 0.3%
General Motors Co. 6.80%, 10/1/2027	15	19
Hyundai Capital America
1.15%, 11/10/2022 (b)	17	17
2.65%, 2/10/2025 (b)	5	5
1.30%, 1/8/2026 (b)	5	5
2.38%, 10/15/2027 (b)	14	14
1.80%, 1/10/2028 (b)	5	5
Nissan Motor Acceptance Co. LLC 2.80%, 1/13/2022 (b)	22	22

		87

Banks — 0.8%
Bank of America Corp.
4.00%, 1/22/2025	21	23
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	11	11
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	23	26
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	21	20
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	11	12
Citigroup, Inc.
3.88%, 3/26/2025	34	37
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	5	5
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (c)	11	12
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	7	8
HSBC Holdings plc (United Kingdom) 6.10%, 1/14/2042	12	17
KeyCorp 2.25%, 4/6/2027	11	11
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.74%, 3/7/2029	11	12
Wells Fargo & Co.
4.10%, 6/3/2026	11	12
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	12	13

		219

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.75%, 7/15/2042	14	15
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	11	12

		27

Biotechnology — 0.2%
AbbVie, Inc.
2.95%, 11/21/2026	3	3
3.20%, 11/21/2029	4	4
4.05%, 11/21/2039	32	37
Amgen, Inc. 3.15%, 2/21/2040	7	7
Gilead Sciences, Inc. 2.60%, 10/1/2040	11	10
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	7	7

		68

Building Products — 0.0% (d)
Masco Corp. 2.00%, 10/1/2030	7	7

Capital Markets — 0.4%
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	13	13
4.25%, 10/21/2025	46	51
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	16	18
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027(b) (c)	10	10
Morgan Stanley
3.95%, 4/23/2027	14	15
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039 (c)	12	15

		122

Chemicals — 0.1%
International Flavors & Fragrances, Inc. 3.47%, 12/1/2050 (b)	11	12
LYB International Finance III LLC
1.25%, 10/1/2025	11	11
3.38%, 5/1/2030	5	5

		28

Commercial Services & Supplies — 0.0% (d)
Republic Services, Inc. 1.75%, 2/15/2032	15	14

Construction & Engineering — 0.0% (d)
Quanta Services, Inc. 2.35%, 1/15/2032	10	10
Construction Materials — 0.0% (d)
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	7	7

Consumer Finance — 0.3%
Avolon Holdings Funding Ltd. (Ireland)
3.63%, 5/1/2022 (b)	5	5
2.88%, 2/15/2025 (b)	5	5
5.50%, 1/15/2026 (b)	19	22
2.13%, 2/21/2026 (b)	5	5
2.53%, 11/18/2027 (b)	13	13
Capital One Financial Corp. 3.80%, 1/31/2028	11	12
General Motors Financial Co., Inc.
1.25%, 1/8/2026	7	7
4.35%, 1/17/2027	2	2
Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023 (b)	5	5

		76

Containers & Packaging — 0.0% (d)
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	6	6

Diversified Financial Services — 0.0% (d)
Shell International Finance BV (Netherlands)
2.38%, 11/7/2029	7	7
3.13%, 11/7/2049	5	5

		12

Diversified Telecommunication Services — 0.2%
AT&T, Inc.
2.75%, 6/1/2031	21	21
3.50%, 6/1/2041	11	11
Verizon Communications, Inc.
2.10%, 3/22/2028	5	5
3.15%, 3/22/2030	10	11
2.65%, 11/20/2040	5	5
3.85%, 11/1/2042	11	12

		65

Electric Utilities — 0.6%
Duke Energy Corp. 3.40%, 6/15/2029	11	12
Edison International 5.75%, 6/15/2027	6	7
Emera US Finance LP (Canada) 4.75%, 6/15/2046	12	14
Evergy, Inc. 2.90%, 9/15/2029	11	12
Indiana Michigan Power Co. 3.25%, 5/1/2051	5	5
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	7	8
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	7	7
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	5	5
2.45%, 12/2/2027 (b)	24	23
OGE Energy Corp. 0.70%, 5/26/2023	5	5
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	5	5
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.50%, 11/15/2021 (c)	9	9
1.37%, 3/10/2023	10	10
3.75%, 8/15/2042 (e)	4	4
4.30%, 3/15/2045	1	1
PacifiCorp 4.15%, 2/15/2050	12	14

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Southern California Edison Co. Series 20C, 1.20%, 2/1/2026	12	12

		153

Electrical Equipment — 0.0% (d)
Eaton Corp. 4.15%, 11/2/2042	7	8

Energy Equipment & Services — 0.0% (d)
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	7	8
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (b)	7	7

		15

Entertainment — 0.0% (d)
Walt Disney Co. (The) 3.50%, 5/13/2040	11	12

Equity Real Estate Investment Trusts (REITs) — 0.7%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	7	8
American Tower Corp.
1.50%, 1/31/2028	5	5
1.88%, 10/15/2030	27	25
3.10%, 6/15/2050	7	7
2.95%, 1/15/2051	4	4
Brixmor Operating Partnership LP
2.25%, 4/1/2028	10	10
2.50%, 8/16/2031	5	5
Corporate Office Properties LP 2.75%, 4/15/2031	5	5
Crown Castle International Corp. 3.10%, 11/15/2029	7	7
CubeSmart LP 2.00%, 2/15/2031	11	11
Digital Realty Trust LP 3.70%, 8/15/2027	7	8
Equinix, Inc. 2.90%, 11/18/2026	11	12
Federal Realty Investment Trust 1.25%, 2/15/2026	7	7
Healthcare Trust of America Holdings LP 2.00%, 3/15/2031	7	7
Healthpeak Properties, Inc. 2.88%, 1/15/2031	7	7
Life Storage LP 2.40%, 10/15/2031	5	5
Mid-America Apartments LP 3.60%, 6/1/2027	3	3
Office Properties Income Trust 2.40%, 2/1/2027	10	10
Realty Income Corp. 1.80%, 3/15/2033	5	5
Sabra Health Care LP 3.20%, 12/1/2031	5	5
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	14	15
UDR, Inc.
2.10%, 8/1/2032	7	6
1.90%, 3/15/2033	5	5
WP Carey, Inc. 2.40%, 2/1/2031	11	11

		193

Food & Staples Retailing — 0.2%
7-Eleven, Inc.
0.63%, 2/10/2023 (b)	15	14
0.95%, 2/10/2026 (b)	2	2
1.30%, 2/10/2028 (b)	2	2
2.50%, 2/10/2041 (b)	3	3
Alimentation Couche-Tard, Inc. (Canada)
2.95%, 1/25/2030 (b)	7	8
3.44%, 5/13/2041 (b)	5	5
3.63%, 5/13/2051 (b)	5	5
Kroger Co. (The) 3.95%, 1/15/2050	7	8
Sysco Corp. 2.40%, 2/15/2030	11	11

		58

Food Products — 0.2%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	5	5
Conagra Brands, Inc. 1.38%, 11/1/2027	11	11
Mondelez International, Inc. 1.88%, 10/15/2032	11	11
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	11	11
Tyson Foods, Inc. 3.55%, 6/2/2027	11	12

		50

Gas Utilities — 0.1%
Atmos Energy Corp.
0.63%, 3/9/2023	5	5
1.50%, 1/15/2031	6	5
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	11	11

		21

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co. 4.67%, 6/6/2047	12	15
Zimmer Biomet Holdings, Inc. 3.55%, 3/20/2030	7	8

		23

Health Care Providers & Services — 0.3%
Anthem, Inc. 2.25%, 5/15/2030	7	7
Banner Health 1.90%, 1/1/2031	4	4
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	5	5
CVS Health Corp. 4.88%, 7/20/2035	5	6
HCA, Inc. 5.25%, 6/15/2026	23	27
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	5	6
MultiCare Health System 2.80%, 8/15/2050	2	2

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	5	5
Quest Diagnostics, Inc. 2.80%, 6/30/2031	7	7
Universal Health Services, Inc. 2.65%, 1/15/2032 (b)	5	5
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	20	20

		94

Hotels, Restaurants & Leisure — 0.0% (d)
Starbucks Corp. 3.35%, 3/12/2050	7	7

Household Durables — 0.0% (d)
Lennar Corp.
4.50%, 4/30/2024	2	2
5.00%, 6/15/2027	11	13

		15

Household Products — 0.0% (d)
Kimberly-Clark Corp. 3.70%, 6/1/2043	7	8

Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	15	15
Exelon Generation Co. LLC 3.25%, 6/1/2025	21	22
Southern Power Co. 5.15%, 9/15/2041	16	20

		57

Industrial Conglomerates — 0.1%
General Electric Co. 3.45%, 5/1/2027	22	24
Roper Technologies, Inc. 1.75%, 2/15/2031	7	7

		31

Insurance — 0.3%
American International Group, Inc. 4.38%, 6/30/2050	7	9
Athene Global Funding
0.95%, 1/8/2024 (b)	15	15
2.75%, 6/25/2024 (b)	7	7
1.45%, 1/8/2026 (b)	10	10
Brown & Brown, Inc. 2.38%, 3/15/2031	7	7
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	7	7
F&G Global Funding 1.75%, 6/30/2026 (b)	5	5
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	7	8
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	5	5
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (b)	7	7

		80

IT Services — 0.0% (d)
CGI, Inc. (Canada) 2.30%, 9/14/2031 (b)	6	5
International Business Machines Corp. 4.00%, 6/20/2042	4	5

		10

Leisure Products — 0.0% (d)
Hasbro, Inc. 3.90%, 11/19/2029	5	6

Life Sciences Tools & Services — 0.0% (d)
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	10	10

Machinery — 0.0% (d)
Otis Worldwide Corp. 3.11%, 2/15/2040	7	7

Media — 0.3%
Charter Communications Operating LLC
2.80%, 4/1/2031	21	21
3.50%, 6/1/2041	10	10
Comcast Corp.
1.50%, 2/15/2031	10	9
3.25%, 11/1/2039	11	12
2.80%, 1/15/2051	3	3
Cox Communications, Inc. 1.80%, 10/1/2030 (b)	11	10
Discovery Communications LLC 3.63%, 5/15/2030	11	12
ViacomCBS, Inc.
4.38%, 3/15/2043	11	13
5.85%, 9/1/2043	3	4

		94

Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	12	12
Steel Dynamics, Inc. 1.65%, 10/15/2027	5	5
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	6	6

		23

Multiline Retail — 0.1%
Dollar General Corp. 4.13%, 4/3/2050	7	8
Kohl’s Corp. 3.38%, 5/1/2031	6	6
Nordstrom, Inc. 4.25%, 8/1/2031	10	10

		24

Multi-Utilities — 0.0% (d)
WEC Energy Group, Inc. 1.38%, 10/15/2027	11	11

Oil, Gas & Consumable Fuels — 0.8%
Boardwalk Pipelines LP 4.45%, 7/15/2027	5	6
BP Capital Markets America, Inc.
3.63%, 4/6/2030	7	8
2.77%, 11/10/2050	11	11
Chevron Corp. 2.98%, 5/11/2040	7	7
Chevron USA, Inc. 3.25%, 10/15/2029	5	5
Cimarex Energy Co. 3.90%, 5/15/2027	5	5

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ConocoPhillips 3.75%, 10/1/2027 (b)	7	8
Diamondback Energy, Inc. 3.25%, 12/1/2026	9	10
Enable Midstream Partners LP 5.00%, 5/15/2044 (e)	10	11
Energy Transfer LP 3.90%, 7/15/2026	11	12
Enterprise Products Operating LLC 4.45%, 2/15/2043	7	8
Exxon Mobil Corp. 3.00%, 8/16/2039	11	11
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	5	5
4.32%, 12/30/2039 (b)	5	5
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	14	15
3.45%, 10/15/2027 (b)	6	7
HollyFrontier Corp. 2.63%, 10/1/2023	7	7
MPLX LP 2.65%, 8/15/2030	11	11
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	5	5
ONEOK, Inc. 2.20%, 9/15/2025	3	3
Phillips 66 Partners LP 3.55%, 10/1/2026	7	8
Pioneer Natural Resources Co. 1.90%, 8/15/2030	7	7
Plains All American Pipeline LP 4.65%, 10/15/2025	11	12
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	7	8
Tennessee Gas Pipeline Co. LLC 2.90%, 3/1/2030 (b)	11	11
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	7	7
TransCanada PipeLines Ltd. (Canada) 4.10%, 4/15/2030	7	8

		221

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	2	2
4.13%, 6/15/2039	5	6
2.35%, 11/13/2040	9	8
Merck & Co., Inc. 2.35%, 6/24/2040	7	7
Royalty Pharma plc 3.30%, 9/2/2040	11	11
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	11	12
Viatris, Inc. 3.85%, 6/22/2040 (b)	11	12

		58

Professional Services — 0.0% (d)
IHS Markit Ltd. 4.25%, 5/1/2029	10	11

Road & Rail — 0.2%
CSX Corp. 3.80%, 11/1/2046	5	6
Kansas City Southern 4.70%, 5/1/2048	3	4
Norfolk Southern Corp. 3.05%, 5/15/2050	5	5
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (b)	11	11
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	15	14
Union Pacific Corp. 3.55%, 8/15/2039	5	6

		46

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	4	4
Broadcom, Inc.
1.95%, 2/15/2028 (b)	9	9
4.15%, 11/15/2030	23	26
Microchip Technology, Inc.
0.97%, 2/15/2024 (b)	10	10
0.98%, 9/1/2024 (b)	5	5
NXP BV (China)
2.50%, 5/11/2031 (b)	5	5
3.25%, 5/11/2041 (b)	5	5
Xilinx, Inc. 2.38%, 6/1/2030	5	5

		69

Software — 0.1%
Citrix Systems, Inc. 1.25%, 3/1/2026	5	5
Oracle Corp. 3.80%, 11/15/2037	17	18
VMware, Inc.
1.40%, 8/15/2026	7	7
4.70%, 5/15/2030	11	13

		43

Specialty Retail — 0.1%
AutoZone, Inc. 3.63%, 4/15/2025	11	12
Lowe’s Cos., Inc.
1.70%, 9/15/2028	6	6
3.70%, 4/15/2046	7	7
O’Reilly Automotive, Inc. 3.90%, 6/1/2029	7	8
Tractor Supply Co. 1.75%, 11/1/2030	8	8

		41

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 6.20%, 7/15/2030	18	23

Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	10	10

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	13	12
3.73%, 9/25/2040	6	6

		28

Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	5	5
1.88%, 8/17/2026	15	15

		20

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 3.70%, 11/15/2049	7	7
T-Mobile USA, Inc.
2.55%, 2/15/2031	17	17
3.00%, 2/15/2041	11	11

		35

TOTAL CORPORATE BONDS (Cost $2,473)		2,436

U.S. TREASURY OBLIGATIONS — 8.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	40	35
1.13%, 8/15/2040	67	58
1.38%, 11/15/2040	7	6
2.25%, 5/15/2041	8	8
2.25%, 8/15/2046	15	15
1.38%, 8/15/2050	270	228
1.63%, 11/15/2050	58	52
1.88%, 2/15/2051	6	6
U.S. Treasury Notes
1.38%, 1/31/2022 (f)	508	511
0.13%, 9/30/2022	84	84
0.13%, 9/15/2023	367	366
0.25%, 8/31/2025	291	285
0.38%, 11/30/2025	226	222
0.50%, 8/31/2027	224	216
0.63%, 11/30/2027	45	43
1.25%, 3/31/2028	65	65
1.00%, 7/31/2028	35	34
0.63%, 8/15/2030	2	2
0.88%, 11/15/2030	45	43
1.13%, 2/15/2031	25	24
1.63%, 5/15/2031	10	10
U.S. Treasury STRIPS Bonds
1.02%, 8/15/2026 (g)	40	38
1.13%, 5/15/2027 (g)	40	37
2.29%, 5/15/2041 (g)	55	36

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,454)		2,424

MORTGAGE-BACKED SECURITIES — 5.8%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	10	10
Pool # QB4026, 2.50%, 10/1/2050	28	30
Pool # QB4045, 2.50%, 10/1/2050	19	19
Pool # QB4484, 2.50%, 10/1/2050	10	10
Pool # QB4542, 2.50%, 10/1/2050	10	10
Pool # RA4224, 3.00%, 11/1/2050	5	5
Pool # QB8503, 2.50%, 2/1/2051	15	15
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	24	27
Pool # FM3118, 3.00%, 5/1/2050	7	8
Pool # BQ2894, 3.00%, 9/1/2050	14	14
Pool # BQ3996, 2.50%, 10/1/2050	12	13
Pool # BQ5243, 3.50%, 10/1/2050	5	5
Pool # CA7398, 3.50%, 10/1/2050	15	16
Pool # CA8637, 4.00%, 1/1/2051	37	41
FNMA, Other
Pool # AN2009, 2.70%, 7/1/2026	19	21
Pool # AM3010, 5.07%, 3/1/2028	9	10
Pool # BL8639, 1.09%, 4/1/2028	10	10
Pool # AM5319, 4.34%, 1/1/2029	9	10
Pool # BL5457, 2.57%, 7/1/2029	10	11
Pool # BS0448, 1.27%, 12/1/2029	20	19
Pool # BL9748, 1.60%, 12/1/2029	5	5
Pool # AN7593, 2.99%, 12/1/2029	5	5
Pool # AN8285, 3.11%, 3/1/2030	5	6
Pool # AM8544, 3.08%, 4/1/2030	5	5
Pool # BL9045, 1.58%, 7/1/2030	15	15
Pool # BL9251, 1.45%, 10/1/2030	20	20
Pool # BL9891, 1.37%, 12/1/2030	10	10
Pool # AN6149, 3.14%, 7/1/2032	15	17

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BM3226, 3.44%, 10/1/2032 (h)	29	32
Pool # AN7923, 3.33%, 1/1/2033	10	11
Pool # AN9067, 3.51%, 5/1/2033	5	6
Pool # BL1012, 4.03%, 12/1/2033	5	6
Pool # BL0900, 4.08%, 2/1/2034	5	6
Pool # AN4430, 3.61%, 1/1/2037	8	9
Pool # BF0230, 5.50%, 1/1/2058	26	31
Pool # BF0497, 3.00%, 7/1/2060	13	14
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 10/25/2036 (i)	35	36
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 10/25/2051 (i)	82	85
TBA, 2.50%, 12/25/2051 (i)	183	187
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	18	20
Pool # BR3929, 3.50%, 10/20/2050	9	10
Pool # BW1726, 3.50%, 10/20/2050	17	18
Pool # BS8546, 2.50%, 12/20/2050	34	35
Pool # BR3928, 3.00%, 12/20/2050	15	16
Pool # BU7538, 3.00%, 12/20/2050	15	16
Pool # 785294, 3.50%, 1/20/2051	33	37
Pool # CA8452, 3.00%, 2/20/2051	39	42
Pool # CB1543, 3.00%, 2/20/2051	30	32
Pool # CA3588, 3.50%, 2/20/2051	28	30
Pool # CB1536, 3.50%, 2/20/2051	30	32
Pool # CB1542, 3.00%, 3/20/2051	20	21
Pool # CB4433, 3.00%, 3/20/2051	34	36
Pool # CC0070, 3.00%, 3/20/2051	5	5
Pool # CC8726, 3.00%, 3/20/2051	5	5
Pool # CC8738, 3.00%, 3/20/2051	5	5
Pool # CC8723, 3.50%, 3/20/2051	35	38
Pool # CC0088, 4.00%, 3/20/2051	5	5
Pool # CC0092, 4.00%, 3/20/2051	5	5
Pool # CC8727, 3.00%, 4/20/2051	10	11
Pool # CC8739, 3.00%, 4/20/2051	25	27
Pool # CC8740, 3.00%, 4/20/2051	20	21
Pool # CC8751, 3.00%, 4/20/2051	5	5
Pool # CA3563, 3.50%, 7/20/2051	15	16
Pool # CE2586, 3.50%, 7/20/2051	25	27
Pool # MA7534, 2.50%, 8/20/2051	409	421
GNMA II, Other Pool # 785183, 2.93%, 10/20/2070 (h)	25	26

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,787)		1,772

ASSET-BACKED SECURITIES — 4.1%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (b)	90	90
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	25	25
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	20	20
Series 2016-3, Class AA, 3.00%, 10/15/2028	20	20
Series 2019-1, Class AA, 3.15%, 2/15/2032	15	15
American Credit Acceptance Receivables Trust
Series 2021-1, Class A, 0.35%, 5/13/2024 (b)	12	12
Series 2021-1, Class B, 0.61%, 3/13/2025 (b)	10	10
Series 2020-4, Class C, 1.31%, 12/14/2026 (b)	15	15
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class D, 4.04%, 11/18/2024	15	16
Series 2020-3, Class B, 0.76%, 12/18/2025	10	10
Series 2020-3, Class C, 1.06%, 8/18/2026	5	5
Business Jet Securities LLC Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	90	91
CarMax Auto Owner Trust
Series 2019-3, Class C, 2.60%, 6/16/2025	15	16
Series 2020-4, Class C, 1.30%, 8/17/2026	5	5

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (b)	35		36
Series 2020-P1, Class C, 1.32%, 11/9/2026	15		15
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	25		25
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	35		36
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	10		10
Series 2021-2A, Class C, 1.10%, 2/16/2027 (b)	25		25
Exeter Automobile Receivables Trust
Series 2021-1A, Class A3, 0.34%, 3/15/2024	10		10
Series 2021-1A, Class B, 0.50%, 2/18/2025	20		20
Series 2021-2A, Class C, 0.98%, 6/15/2026	15		15
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	28		28
First Investors Auto Owner Trust
Series 2017-2A, Class C, 3.00%, 8/15/2023 (b)	—	(j)	—	(j)
Series 2018-1A, Class C, 3.69%, 6/17/2024 (b)	3		3
Series 2021-1A, Class B, 0.89%, 3/15/2027 (b)	10		11
Flagship Credit Auto Trust
Series 2021-2, Class A, 0.37%, 12/15/2026 (b)	28		28
Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	10		10
Series 2020-4, Class C, 1.28%, 2/16/2027 (b)	10		10
GLS Auto Receivables Issuer Trust Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	10		10
GLS Auto Receivables Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	10		10
GM Financial Consumer Automobile Receivables Trust Series 2018-1, Class A4, 2.46%, 7/17/2023	2		2
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	90		90
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	99		99
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	100		101
Prestige Auto Receivables Trust Series 2020-1A, Class C, 1.31%, 11/16/2026 (b)	15		15
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (b)	10		10
Santander Drive Auto Receivables Trust
Series 2019-3, Class D, 2.68%, 10/15/2025	19		19
Series 2020-4, Class C, 1.01%, 1/15/2026	10		10
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	3		3
Series 2019-2, Class B, 3.50%, 5/1/2028	9		9
Series 2016-2, Class A, 3.10%, 10/7/2028	4		4
Series 2018-1, Class A, 3.70%, 3/1/2030	9		9
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (b)	20		20
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (b)	58		58
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	79		79
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	28		28
Westlake Automobile Receivables Trust
Series 2020-3A, Class C, 1.24%, 11/17/2025 (b)	10		10
Series 2020-3A, Class D, 1.65%, 2/17/2026 (b)	10		10
Series 2021-1A, Class C, 0.95%, 3/16/2026 (b)	30		30

TOTAL ASSET-BACKED SECURITIES (Cost $1,255)			1,258

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Bayview Finance LLC 0.00%, 7/12/2033‡	20		20
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	7		8
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	3		4
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	8		9
Series 2019-7, Class CA, 3.50%, 11/25/2057	42		44
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	15		17

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	10	11
Series 2019-2, Class M55D, 4.00%, 8/25/2058	13	14
Series 2019-3, Class M55D, 4.00%, 10/25/2058	13	14
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	18	18
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	22	23

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $180)		182

COMMERCIAL MORTGAGE-BACKED SECURITIES -0.5%
ACRE Commercial Mortgage Ltd. (Cayman Islands)
Series 2021-FL4, Class A, 0.92%, 12/18/2037 (b) (h)	13	13
Series 2021-FL4, Class AS, 1.19%, 12/18/2037 (b) (h)	10	10
BPR Trust Series 2021-KEN, Class A, 1.33%, 2/15/2029 (b) (h)	20	20
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 1.85%, 7/25/2041 (b) (h)	15	15
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-1511, Class A1, 3.28%, 10/25/2030	14	15
Series K-1510, Class A2, 3.72%, 1/25/2031	5	6
FNMA ACES
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	8	8
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033 (h)	96	13
FREMF Mortgage Trust
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (h)	5	5
Series 2016-K58, Class B, 3.87%, 9/25/2049 (b) (h)	25	28
Series 2017-K728, Class C, 3.76%, 11/25/2050 (b) (h)	10	11
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 0.88%, 12/15/2037 ‡ (b) (h)	10	10

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $155)		154

	Shares (000)
SHORT-TERM INVESTMENTS — 4.5%
INVESTMENT COMPANIES — 4.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (k) (Cost $1,367)	1,367	1,367

Total Investments — 100.2% (Cost $28,316)		30,445
Liabilities in Excess of Other Assets — (0.2)%		(53)

Net Assets — 100.0%		30,392

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2021.
(f)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(g)	The rate shown is the effective yield as of September 30, 2021.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2021.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Amount rounds to less than one thousand.
(k)	The rate shown is the current yield as of September 30, 2021.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	7	12/2021	EUR	326	(11)
FTSE 100 Index	2	12/2021	GBP	190	— (a)
S&P 500 E-Mini Index	4	12/2021	USD	861	(29)
U.S. Treasury 10 Year Note	7	12/2021	USD	922	(8)

					(48)

Abbreviations

EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan SmartSpendingSM 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,258	$—	$1,258
Collateralized Mortgage Obligations	—	121	61	182
Commercial Mortgage-Backed Securities	—	144	10	154
Corporate Bonds	—	2,436	—	2,436
Exchange-Traded Funds	8,835	—	—	8,835
Investment Companies	12,017	—	—	12,017
Mortgage-Backed Securities	—	1,772	—	1,772
U.S. Treasury Obligations	—	2,424	—	2,424
Short-Term Investments
Investment Companies	1,367	—	—	1,367

Total Investments in Securities	$22,219	$8,155	$71	$30,445

Appreciation in Other Financial Instruments
Futures Contracts	$— (a)	$—	$—	$— (a)
Depreciation in Other Financial Instruments
Futures Contracts	(48)	—	—	(48)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(48)	$—	$—	$(48)

B. Investment Transactions with Affiliates – The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF(a)	$3,012	$46	$46	$10	$(56)	$2,966	$50	$16	$—
JPMorgan BetaBuilders MSCI US REIT ETF(a)	591	—	—	—	2	593	6	4	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares(a)	593	7	—	—	(12)	588	74	7	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares(a)	593	11	—	—	(15)	589	75	11	—
JPMorgan Equity Index Fund Class R6 Shares(a)	3,989	230	442	126	(107)	3,796	58	11	—
JPMorgan Floating Rate Income Fund Class R6 Shares(a)	389	4	—	—	— (b)	393	44	4	—
JPMorgan High Yield Fund Class R6 Shares(a)	1,112	14	67	3	(6)	1,056	144	14	—
JPMorgan High Yield Research Enhanced ETF(a)	1,301	—	—	—	(6)	1,295	25	14	—
JPMorgan Income Fund Class R6 Shares(a)	769	8	—	—	(5)	772	81	8	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares(a)	2,345	17	90	5	14	2,291	209	16	—
JPMorgan Managed Income Fund Class L Shares(a)	20	—	20	—	— (b)	—	—	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares(a)	2,528	10	—	—	(6)	2,532	258	10	—
JPMorgan U.S. Aggregate Bond ETF(a)	2,262	49	311	3	(8)	1,995	37	7	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(c)	1,788	1,270	1,691	—	—	1,367	1,367	—	—

Total	$21,292	$1,666	$2,667	$147	$(205)	$20,233		$122	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of September 30, 2021.